MERRIMAC SERIES
                              MERRIMAC CASH SERIES
                            MERRIMAC TREASURY SERIES
                         MERRIMAC TREASURY PLUS SERIES
                        MERRIMAC U.S. GOVERNMENT SERIES

                   SUPPLEMENT DATED DECEMBER 29, 2000 TO THE
                          PROSPECTUS DATED MAY 1, 2000

In the Prospectus, the sections "Fees and Expenses"and "Example" on pages 2, 3, 5, 6, 8 and 10 are amended to read as follows:

                             MERRIMAC CASH SERIES

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.


   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................


                                        PREMIUM CLASS     INSTITUTIONAL CLASS   INVESTMENT CLASS
Management Fees                            0.17%                0.17%              0.17%
Distribution (12b-1) Fees                  None                 None               0.10%
Other Expenses (1)                         0.08%                0.33%              0.33%
                                           -----                -----              -----
Total Annual Fund Operating Expenses (2)   0.25%                0.50%              0.60%
                                           -----                -----              -----
                                           -----                -----              -----
------------------
(1) "Other Expenses" include expenses such as legal, accounting,  printing services and shareholder servicing fees for the Institutional Class.
(2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31,
    1999.  The Investment Class had not yet commenced operations at December
    31, 1999.



>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        CLASS          1 YEAR          3 YEARS         5 YEARS         10 YEARS

   Premium Class        $26              $80            $141             $318
   Institutional Class  $51              $160           $280             $628
   Investment Class     $61              $192           $335             $750

                           MERRIMAC TREASURY SERIES


>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.



   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................


                                        PREMIUM CLASS     INSTITUTIONAL CLASS   INVESTMENT CLASS
Management Fees                             0.17%               0.17%                 0.17%
Distribution (12b-1) Fees                   None                None                  0.10%
Other Expenses (1)                          0.11%               0.36%                 0.36%
                                            -----               -----                 -----
Total Annual Fund Operating Expenses (2)    0.28%               0.53%                 0.63%
                                           -----                -----              -----
                                           -----                -----              -----
------------------
(1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class.
(2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31,
    1999. The Investment Class had not yet commenced operations at December 31,
    1999.


>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        CLASS          1 YEAR          3 YEARS         5 YEARS         10 YEARS

   Premium Class        $29             $90             $157             $356
   Institutional Class  $54             $170            $296             $665
   Investment Class     $64             $202            $351             $786

                         MERRIMAC TREASURY PLUS SERIES

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.



   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................


                                        PREMIUM CLASS     INSTITUTIONAL CLASS   INVESTMENT CLASS
Management Fees                             0.17%               0.17%                0.17%
Distribution (12b-1) Fees                   None                None                 0.10%
Other Expenses (1)                          0.11%               0.36%                0.36%
                                            -----               -----                -----
Total Annual Fund Operating Expenses (2)    0.28%               0.53%                0.63%
                                            -----               -----                -----
                                            -----               -----                -----
-----------------
(1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class.
(2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31,
    1999.  The Premium Class and the Investment Class had not yet commenced operations at December 31, 1999.


>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        CLASS          1 YEAR          3 YEARS         5 YEARS         10 YEARS

   Premium Class        $29             $90             $157             $356
   Institutional Class  $54             $170            $296             $665
   Investment Class     $64             $202            $351             $786

                        MERRIMAC U.S. GOVERNMENT SERIES

> FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.



   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................


                                        PREMIUM CLASS     INSTITUTIONAL CLASS   INVESTMENT CLASS
Management Fees                             0.17%               0.17%                0.17%
Distribution (12b-1) Fees                   None                None                 0.10%
Other Expenses(1)                           0.16%               0.41%                0.41%
                                            -----               -----                -----
Total Annual Fund Operating Expenses(2)     0.33%               0.58%                0.68%
                                            -----               -----                -----
                                            -----               -----                -----

(1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class.
(2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 1999. The Premium Class and the Investment Class had not yet commenced operations at December 31, 1999.


> EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        CLASS          1 YEAR          3 YEARS         5 YEARS         10 YEARS

   Premium Class        $34             $106            $185             $418
   Institutional Class  $59             $186            $324             $726
   Investment Class     $69             $218            $379             $847